Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17	COMMITMENTS AND CONTINGENCIES
Operating lease commitments
As of December 31, 2020, future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following:

	RMB	US$
For the years ending:
2021	16,095	2,467
2022	15,647	2,398
2023	14,453	2,215
2024	7,288	1,117
2025	2,739	420

Total	56,222	8,617

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. For the years ended December 31, 2018, 2019 and 2020, total rental related expenses for all operating leases amounted to RMB8,689, RMB9,435 and RMB12,103 (US$1,855), respectively.
Capital expenditure commitments
The Group ha
d
 capital expenditure commitments for the laboratory leasehold improvements and IT system improvements of RM
B1,540 (US$236) at December 31, 2020, which are scheduled to be paid within one year.
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.